ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
The components of accounts payable and accrued liabilities are as follows:

	Successor
	As at December 31,		As at September 30,
	2013	2012	2012
Trade payables	$59.5	$54.4	$50.9
Accrued payroll and related liabilities	34.5	23.6	21.8
Accrued interest	5.4	11.7	5.6
Accrued benefit obligation – pension plan (note 17)	8.2	7.4	7.3
Accrued benefit obligation – other employee future benefit plans (note 17)	6.1	5.8	5.3
Restructuring (note 21)	0.7	0.3	0.4
Payables related to capital projects	1.8	3.9	0.9
Other	3.5	6.7	5.3
	$119.7	$113.8	$97.5